Restructuring and related charges - Summary of restructuring and related charges by type and classification (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	$ 60.4	$ 14.0	$ 19.5
Restructuring and Related Cost, Cost Incurred to Date	65.7
Restructuring and Related Cost, Expected Cost Remaining	30.1
Global Expense Rationalization Initiatives
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	0.3	4.6	9.0
Restructuring and Related Cost, Cost Incurred to Date	29.5	47.0
Global Cost Reduction Initiatives
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	24.2	5.3	0.0
Special Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	11.2	2.4	1.8
Restructuring and Related Cost, Cost Incurred to Date	11.1
Restructuring and Related Cost, Expected Cost Remaining	5.1
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	49.2	$ 11.6	$ 17.7
Restructuring and Related Cost, Cost Incurred to Date	54.6
Restructuring and Related Cost, Expected Cost Remaining	$ 25.0